Non-Controlling Interest	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Noncontrolling Interest [Abstract]
Non-Controlling Interest

Note 18 – Non-Controlling Interest

Non-controlling interest represents a minority interest in GLFH of 15.6% held by ten individuals. The net loss attributable to the non-controlling interest totaled $94,912 and $31,642 during the nine months ended September 30, 2017 and 2016, respectively. The net loss attributable to the parent was and $555,168 and $171,190 during the nine months ended September 30, 2017 and 2016, respectively.

Note 20 – Non-Controlling Interest

Non-controlling interest originally represented 17% interest in the subsidiary held amongst eleven individuals, of whom the Company’s CEO, Mark Bradley and the Company’s President of Programming, Michael Berk own 3% and 1%, respectively, through December 8, 2014. On December 9, 2014, one of the non-officer, minority investors exercised an option to purchase an additional 1.6% interest in the Company’s subsidiary from the parent in exchange for proceeds of $160,000 and 3% was transferred back to Players Network from a founding member on December 2, 2015, thereby resulting in a minority interest in the subsidiary of 15.6% amongst ten individuals. The net loss attributable to the non-controlling interest totaled $61,998 and $29,520 during the years ended December 31, 2016 and 2015, respectively.

Effects of changes in Players Network’s ownership interest in its subsidiary during the years ended December 31, 2016 and 2015 are as follows:

	December 31, 2016	December 31, 2015

Net loss attributable to parent	$(335,426)	$(129,313)
Transfers to (from) the non-controlling interest:
Decrease in parent’s paid-in capital for return of 3% interest in subsidiary	-	(180,000)
Change from net loss attributable to the parent and transfers to the non-controlling interest	$(335,426)	$(309,313)